Organization and nature of business - Additional information (Details)		6 Months Ended
	Dec. 04, 2019	Mar. 31, 2020	Mar. 22, 2019
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership		96.15%
FLS Mushroom
Organization And Nature Of Business [Line Items]
% of Ownership		100.00%
Nongyuan Network (VIE) | Xinyang Wang
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)	100.00%
Nongyuan Network (VIE) | Xinyang Wang | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)	100.00%
Revenue from China
Organization And Nature Of Business [Line Items]
Percentage of product sold		93.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold		7.00%
% of Ownership		100.00%
Nongyuan Network Technology Co., Ltd. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary			98.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest		50.00%
Suyuan Agriculture Technology Co., Ltd | Revenue from China
Organization And Nature Of Business [Line Items]
% of Ownership		100.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary			2.00%